Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 4,283	$ 654	$ 14,332	$ (1,421)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred income taxes	1,298		(9,803)
Income from investments in unconsolidated entities	(2,695)	(414)	(2,779)
Loan discount amortization and fee accretion	(120)	(144)	(702)
Depreciation and amortization			2	5
Payment-in-kind interest income			(119)
Debt issuance cost amortization	71		47
Stock-based compensation	138	132	254	586
Other non-cash gain	(391)			(24)
Change in fair value of warrants	(374)		190
Changes in operating assets and liabilities:
Accounts receivable	161	108	(331)	(197)
Restricted cash		366	1,000	(1,000)
Prepaid expenses and other assets	(1,154)	(11)	19	30
Interest reserve		(366)	(1,000)	1,000
Accounts payable and other liabilities	1,196	54	234	(94)
Net cash provided by (used in) operating activities	2,414	385	1,344	(1,115)
Cash flows from investing activities:
Issuance of finance receivables	(1,880)	(7,878)	(29,630)	(6,500)
Repayment of finance receivables			7,212
Investment in unconsolidated entities				(13,000)
Distributions on investments in unconsolidated entities	3,470	1,625	5,354
Investment in marketable investments			(3,000)
Purchases of property and equipment		(4)	(4)	(4)
Net cash used in investing activities	1,590	(6,257)	(20,068)	(19,504)
Cash flows from financing activities:
Contributions from non-controlling interests				7,000
Net proceeds from loan credit agreement	6,000		4,661
Distribution to non-controlling interests	(1,851)	(866)	(2,857)
Net cash provided by financing activities	4,149	(866)	1,804	7,000
Net decrease in cash and cash equivalents	8,153	(6,738)	(16,920)	(13,619)
Cash and cash equivalents at beginning of period	7,664	24,584	24,584	38,203
Cash and cash equivalents at end of period	$ 15,817	$ 17,846	$ 7,664	$ 24,584